Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 1,231	€ 1,089	€ 979	[1]
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	485	539	484
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	149	166	227
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	189	221	285
Amvuttra | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Out-Licensing Income	€ 475	€ 186	€ 102

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).